Income Taxes - Schedule of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Deferred tax assets				$ 15,617	$ 11,483
Deferred tax liabilities:
Deferred tax liabilities				(24,287)	(22,916)
Deferred tax liabilities, net	$ (11,433)	$ (7,972)	$ (7,972)	(8,670)	(11,433)
Deferred tax liability, opening	11,433	7,972
Acquisition of mines		3,617
Deferred tax recovery charged to earnings during the year	(2,823)	(65)	4,467
Other	60	(91)
Deferred tax liability, closing	$ 8,670	$ 11,433	$ 7,972
Provision for Site Reclamation and Closure
Deferred tax assets:
Deferred tax assets				3,038	5,466
Non-capital Losses
Deferred tax assets:
Deferred tax assets				4,389	6,017
Lease Liability
Deferred tax assets:
Deferred tax assets				8,190
Mineral Properties, Plant and Equipment, Exploration and Evaluation
Deferred tax liabilities:
Deferred tax liabilities				(12,533)	(13,004)
Mexican Special Mining Duty
Deferred tax liabilities:
Deferred tax liabilities				(3,282)	(4,782)
Other
Deferred tax liabilities:
Deferred tax liabilities				$ (8,472)	$ (5,130)